Unsecured Notes Payable and Warrants (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Balance	$ 233	$ 181
Additional issuance		45
Repayment	(50)
Interest	10	7
Fair value on acquisition	3,470
Balance	3,663	233
PPL [Member]
Statement Line Items [Line Items]
Balance	210	181
Additional issuance		22
Repayment	(25)
Interest	8	7
Fair value on acquisition
Balance	193	210
Eygen [Member]
Statement Line Items [Line Items]
Balance	23
Additional issuance		23
Repayment	(25)
Interest	2
Fair value on acquisition
Balance		23
IOX [Member]
Statement Line Items [Line Items]
Balance
Additional issuance
Repayment
Interest
Fair value on acquisition	100
Balance	100
SalvaRx [Member]
Statement Line Items [Line Items]
Balance
Additional issuance
Repayment
Interest
Fair value on acquisition	3,370
Balance	$ 3,370